INVESTMENTS - Business Combination - Fair value of liquid assets acquired (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023
Teles Pires
Financial assets
Cash and cash equivalents				R$ 109,488
Accounts receivable				106,619
Fixed Assets				3,857,686
Intangible				222,156
Other assets				704,727
Fair value of assets acquired				5,000,676
Liabilities
Loans and financing				2,688,777
Provisions				261,916
Other current and non-current liabilities				847,719
Fair value of liabilities assumed				3,798,412
Fair value of net assets acquired				R$ 1,202,264
Baguari
Financial assets
Cash and cash equivalents			R$ 138,039
Accounts receivable			23,363
Fixed Assets			389,966
Intangible			860,446
Other assets			28,985
Fair value of assets acquired			1,440,799
Liabilities
Loans and financing			14,126
Remuneration to shareholders			35,791
Provisions			64,435
Other current and non-current liabilities			296,809
Fair value of liabilities assumed			411,161
Fair value of net assets acquired			R$ 1,029,638
Retiro Baixo
Financial assets
Cash and cash equivalents		R$ 58,335
Accounts receivable		10,775
Fixed Assets		285,859
Intangible		158,669
Other assets		12,704
Fair value of assets acquired		526,342
Liabilities
Loans and financing		30,179
Other current and non-current liabilities		60,270
Fair value of liabilities assumed		90,449
Fair value of net assets acquired		R$ 435,893
TMT
Financial assets
Cash and cash equivalents	R$ 14,530
Accounts receivable	5,502
Asset contract	566,949
Intangible	896
Other assets	2,627
Fair value of assets acquired	590,504
Liabilities
Provisions	1,757
Other current and non-current liabilities	6,103
Fair value of liabilities assumed	7,860
Fair value of net assets acquired	582,644
VSB
Financial assets
Cash and cash equivalents	15,644
Accounts receivable	5,693
Asset contract	483,938
Intangible	22,989
Other assets	440
Fair value of assets acquired	528,704
Liabilities
Provisions	155
Other current and non-current liabilities	11,193
Fair value of liabilities assumed	11,348
Fair value of net assets acquired	465,620
Participation of non-controlling shareholders	R$ 51,736